SHARE CAPITAL (Detail) - Weighted Average Grant Date Fair Value Of Stock Options Granted - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Stock price (CAD$)	$ 0.38
Exercise price (CAD$)	$ 0.23
Risk-free interest rate (%)	0.90%
Expected life (years)	1 year 160 days 14 hours 24 minutes
Expected volatility (%)	58.00%
Expected dividends ($)
Employee Stock Option [Member]
Stock price (CAD$)		$ 0.25	$ 0.23
Exercise price (CAD$)		$ 0.25	$ 0.25
Risk-free interest rate (%)		1.10%	1.00%
Expected life (years)		3 years 73 days	2 years 6 months
Expected volatility (%)		85.00%	86.00%
Expected dividends ($)